Document and Entity Information	6 Months Ended
Jun. 30, 2024 shares
Document Information [Line Items]
Entity Registrant Name	Barrick Gold Corp
Entity Central Index Key	0000756894
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Amendment Flag	false
Number of shares outstanding	1,752,734,380